Equity - Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Net Profit (Loss) attributable to shareholders, basic	R$ (11,090)	R$ (36,348)	R$ 9,648
Average number of shares, basic	401,159,541	2,540,716,879	2,233,956,090
Diluted earnings (loss) per share	R$ (0.0276)	R$ (0.0143)	R$ 0.0043
Basic earnings (loss) per share	R$ (0.0276)	R$ (0.0143)	R$ 0.0043